Segment and Related Information, Revenues by Geographic Location (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								8 Months Ended	12 Months Ended		8 Months Ended	12 Months Ended		8 Months Ended	12 Months Ended		8 Months Ended	12 Months Ended		8 Months Ended	12 Months Ended		4 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2010 Successor [Member] North America [Member]	Dec. 31, 2012 Successor [Member] North America [Member]	Dec. 31, 2011 Successor [Member] North America [Member]	Dec. 31, 2010 Successor [Member] Europe [Member]	Dec. 31, 2012 Successor [Member] Europe [Member]	Dec. 31, 2011 Successor [Member] Europe [Member]	Dec. 31, 2010 Successor [Member] Netherlands [Member]	Dec. 31, 2012 Successor [Member] Netherlands [Member]	Dec. 31, 2011 Successor [Member] Netherlands [Member]	Dec. 31, 2010 Successor [Member] All Other [Member]	Dec. 31, 2012 Successor [Member] All Other [Member]	Dec. 31, 2011 Successor [Member] All Other [Member]	Apr. 30, 2010 Predecessor [Member]	Apr. 30, 2010 Predecessor [Member] North America [Member]	Apr. 30, 2010 Predecessor [Member] Europe [Member]	Apr. 30, 2010 Predecessor [Member] Netherlands [Member]	Apr. 30, 2010 Predecessor [Member] All Other [Member]
Sales and other operating revenues: [Abstract]
Revenues	$ 11,097	$ 11,273	$ 11,248	$ 11,734	$ 10,981	$ 12,516	$ 13,306	$ 11,380	$ 26,132	$ 45,352	$ 48,183	$ 14,027	$ 25,666	$ 26,527	$ 8,550	$ 12,845	$ 14,452	$ 589	$ 1,032	$ 1,217	$ 2,966	$ 5,809	$ 5,987	$ 12,807	$ 7,290	$ 3,727	$ 150	$ 1,640